Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 14,322	¥ 11,228
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	5,516
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	¥ 427